Segmental information - Other information (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Capital expenditure	£ 700	£ 671	£ 584
Depreciation and intangible asset amortisation	(480)	(374)	(368)
Underlying impairment	(14)
Exceptional impairment of tangible assets	(140)		(35)
Exceptional impairment of intangible assets	(1,205)		(90)
Operating segments | North America
Disclosure of operating segments [line items]
Capital expenditure	145	150	132
Depreciation and intangible asset amortisation	(68)	(51)	(44)
Underlying impairment	0
Exceptional impairment of tangible assets	0		0
Exceptional impairment of intangible assets	0		0
Operating segments | Europe and Turkey
Disclosure of operating segments [line items]
Capital expenditure	24	32	22
Depreciation and intangible asset amortisation	(37)	(18)	(20)
Underlying impairment	(7)
Exceptional impairment of tangible assets	0		0
Exceptional impairment of intangible assets	0		0
Operating segments | Africa
Disclosure of operating segments [line items]
Capital expenditure	128	160	163
Depreciation and intangible asset amortisation	(103)	(81)	(77)
Underlying impairment	0
Exceptional impairment of tangible assets	(139)		(35)
Exceptional impairment of intangible assets	0		(90)
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Capital expenditure	48	48	44
Depreciation and intangible asset amortisation	(21)	(13)	(7)
Underlying impairment	(7)
Exceptional impairment of tangible assets	0		0
Exceptional impairment of intangible assets	0		0
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Capital expenditure	59	40	44
Depreciation and intangible asset amortisation	(59)	(42)	(42)
Underlying impairment	0
Exceptional impairment of tangible assets	(1)		0
Exceptional impairment of intangible assets	(1,205)		0
Operating segments | ISC
Disclosure of operating segments [line items]
Capital expenditure	191	197	131
Depreciation and intangible asset amortisation	(119)	(110)	(110)
Underlying impairment	0
Exceptional impairment of tangible assets	0		0
Exceptional impairment of intangible assets	0		0
Corporate and other
Disclosure of operating segments [line items]
Capital expenditure	105	44	48
Depreciation and intangible asset amortisation	(73)	£ (59)	(68)
Underlying impairment	0
Exceptional impairment of tangible assets	0		0
Exceptional impairment of intangible assets	£ 0		£ 0